TRADE RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADE RECEIVABLES [abstract]
At beginning of period	¥ 4,965	¥ 8,395	¥ 7,003
Provision for impairment loss	5,904	6	3,305
Reversal			(127)
Written-off	(4,666)	(3,436)	(1,786)
At end of period	¥ 6,203	¥ 4,965	¥ 8,395